Leases - Schedule of Maturity of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
Less than 1 year	¥ 20,319		¥ 15,557
1-2 year	16,037		13,389
2-3 year	4,869		11,483
3-4 year	38		2,482
Subtotal	41,263		42,911
Less: imputed interest	1,505		2,146
Present value of operating lease liabilities	¥ 39,758	$ 5,685	¥ 40,765